UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: September 1, 2019 – November 30, 2019

Item 1.  Schedule of Investments.

JAGUAR INTERNATIONAL PROPERTY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2019

Shares	Security Description	Value
Common Stock - 96.0%
Australia - 11.0%
51,100	Mirvac Group REIT	$116,481
62,270	Stockland Corp., Ltd. REIT	212,703
28,170	The GPT Group REIT	117,183
69,100	Vicinity Centres Re, Ltd. REIT	125,261
		571,628
Belgium - 2.8%
1,450	VGP NV	146,661
China - 8.5%
56,000	China Overseas Land & Investment, Ltd.	187,783
32,000	China Resources Land, Ltd.	138,371
101,992	KWG Group Holdings, Ltd.	112,048
		438,202
France - 3.7%
1,100	Gecina SA REIT	190,038
Germany - 7.2%
2,340	ADO Properties SA (a)	91,166
5,388	Vonovia SE	280,737
		371,903
Hong Kong - 12.9%
94,800	Hang Lung Properties, Ltd.	194,245
40,000	Hysan Development Co., Ltd.	150,737
46,000	Kerry Properties, Ltd.	148,374
132,975	New World Development Co., Ltd.	173,604
		666,960
Japan - 18.2%
6,600	Daiwa House Industry Co., Ltd.	202,005
10,000	Mitsui Fudosan Co., Ltd.	248,857
7,000	Sumitomo Realty & Development Co., Ltd.	243,996
36,100	Tokyu Fudosan Holdings Corp.	247,771
		942,629
Netherlands - 4.4%
1,450	Unibail-Rodamco-Westfield REIT	226,701
Singapore - 6.2%
20,600	City Developments, Ltd.	155,750
29,000	UOL Group, Ltd.	164,551
		320,301
Spain - 3.5%
12,566	Merlin Properties Socimi SA REIT	179,572
Sweden - 2.9%
9,700	Fabege AB	151,633
Thailand - 2.4%
392,000	Land & Houses PCL, NVDR	127,132
United Kingdom - 12.3%
14,947	Great Portland Estates PLC REIT	160,602
4,100	Shaftesbury PLC REIT	48,094
19,700	The British Land Co. PLC REIT	146,651
7,000	The UNITE Group PLC REIT	113,254
39,490	Urban & Civic PLC	171,093
		639,694
Total Common Stock (Cost $4,504,301)		4,973,054
Investments, at value - 96.0% (Cost $4,504,301)		$4,973,054
Other Assets & Liabilities, Net - 4.0%		204,727
Net Assets - 100.0%		$5,177,781

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $91,166 or 1.8% of net assets.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,973,054
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$4,973,054

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

1

JAGUAR GLOBAL PROPERTY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2019

Shares	Security Description	Value
Common Stock - 96.6%
Australia - 5.1%
75,600	Mirvac Group REIT	$172,328
45,500	Stockland Corp., Ltd. REIT	155,420
64,500	Vicinity Centres Re, Ltd. REIT	116,922
		444,670
Belgium - 1.2%
1,060	VGP NV	107,214
China - 3.4%
45,000	China Overseas Land & Investment, Ltd.	150,897
34,000	China Resources Land, Ltd.	147,020
		297,917
France - 1.7%
890	Gecina SA REIT	153,758
Germany - 2.9%
1,930	ADO Properties SA (a)	75,192
3,489	Vonovia SE	181,791
		256,983
Hong Kong - 5.9%
79,000	Hang Lung Properties, Ltd.	161,871
28,000	Hysan Development Co., Ltd.	105,516
30,000	Kerry Properties, Ltd.	96,766
116,817	New World Development Co., Ltd.	152,509
		516,662
Japan - 8.1%
5,100	Daiwa House Industry Co., Ltd.	156,095
8,000	Mitsui Fudosan Co., Ltd.	199,086
6,000	Sumitomo Realty & Development Co., Ltd.	209,139
21,500	Tokyu Fudosan Holdings Corp.	147,565
		711,885
Netherlands - 2.0%
1,110	Unibail-Rodamco-Westfield REIT	173,543

Singapore - 1.8%
21,500	City Developments, Ltd.	162,555
Spain - 1.8%
3,740	Arima Real Estate SOCIMI SA REIT (b)	46,564
8,110	Merlin Properties Socimi SA REIT	115,895
		162,459
Sweden - 1.7%
9,490	Fabege AB	148,350
United Kingdom - 5.6%
11,934	Great Portland Estates PLC REIT	128,228
19,910	The British Land Co. PLC REIT	148,215
6,120	The UNITE Group PLC REIT	99,016
27,527	Urban & Civic PLC	119,262
		494,721
United States - 55.4%
5,640	Agree Realty Corp. REIT	421,759
8,570	American Homes 4 Rent, Class A REIT	228,905
7,940	Americold Realty Trust REIT	298,703
7,080	Apartment Investment & Management Co. REIT	380,692
1,680	AvalonBay Communities, Inc. REIT	360,209
1,270	Boston Properties, Inc. REIT	175,946
6,190	CareTrust REIT, Inc.	129,247
1,010	CoreSite Realty Corp. REIT	114,524
4,437	Cousins Properties, Inc. REIT	179,654
4,320	Douglas Emmett, Inc. REIT	190,383
1,940	Equity LifeStyle Properties, Inc. REIT	143,715
1,460	Extra Space Storage, Inc. REIT	154,833
9,580	Healthcare Trust of America, Inc., Class A REIT	290,753
1,200	Life Storage, Inc. REIT	131,424

Shares	Security Description	Value
United States - 55.4% (continued)
2,160	National Health Investors, Inc. REIT	$174,938
2,020	Prologis, Inc. REIT	184,931
3,765	Regency Centers Corp. REIT	244,876
1,240	Simon Property Group, Inc. REIT	187,500
7,820	Summit Hotel Properties, Inc. REIT	94,778
1,400	Sun Communities, Inc. REIT	230,594
8,890	Sunstone Hotel Investors, Inc. REIT	124,460
4,130	Taubman Centers, Inc. REIT	134,142
5,100	Terreno Realty Corp. REIT	294,372
		4,871,338
Total Common Stock (Cost $7,776,389)		8,502,055
Investments, at value - 96.6% (Cost $7,776,389)		$8,502,055
Other Assets & Liabilities, Net - 3.4%		298,016
Net Assets - 100.0%		$8,800,071

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $75,192 or 0.9% of net assets.

(b)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,502,055
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$8,502,055

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL

1

JAGUAR GLOBAL PROPERTY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2019

STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

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Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS  II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	January 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	January 3, 2020

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	January 3, 2020